(CHARTWELL LARGE CAP VALUE FUND/CHARTWELL SMALL CAP VALUE FUND LOGO)

                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND

                        1235 WESTLAKES DRIVE, SUITE 330
                               BERWYN, PA  19312
                                 (610) 296-1400

                                 ANNUAL REPORT
                                DECEMBER 6, 2002

                         CHARTWELL SMALL CAP VALUE FUND

Dear Shareholder:

The recent period displayed both fear and relief in investor psychology. The steep market declines of September and early October were followed by a quick rebound through early December. The long-forecasted economic recovery is tepid at best and earnings across many industries have suffered in the slowdown. Political and security issues are also distracting to investors. New trends emerged among styles as larger cap stocks and growth stocks performed better than small caps and value approaches. Your portfolio returned (2.00)% for the Institutional Class for the period ended December 6, 2002, behind of the Russell 2000 Value benchmark return of (0.12)% during that time.

Your portfolio's performance was hampered by weakness in the technology and financial sectors. Consumer service stocks were a bright spot. Though they rebounded late in the period, technology stocks suffered early from concern about earnings prospects due to weak demand. Several of our financials faced the combination of spread compression due to historic low interest rates and credit quality issues. Stock selection among our consumer service stocks was very good and offset some of the weakness elsewhere in the portfolio.

We have had several fits and starts to this recovering economy and stock market over the last two years. It seems we are closer to the inevitable expansion but it is far from clear. Our investment process, however, does not rely heavily on having the correct answers to those top-down concerns. Good valuation combined with a quality bias and research focused on finding improving fundamentals and has been a consistently successful approach. Moreover, we are encouraged that small value stocks generally perform well early in an economic expansion.

/s/David C. Dalrymple

David C. Dalrymple, CFA
Managing Partner and Portfolio Manager

Past performance does not predict future performance.

Please see the Schedule of Investments for fund holdings. Fund holdings are subject to change at any time and are not recommendations to buy or sell any security.

The Fund invests in smaller companies, which may involve additional risks such as limited liquidity and greater volatility.

The Russell 2000 Value Index Measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

               CHARTWELL SMALL CAP VALUE FUND INSTITUTIONAL CLASS
        Comparison of the value of a $10,000 investment in the Chartwell Small Cap Value Fund Institutional Class versus the Russell 2000 Index

                       Chartwell Small Cap Value
    Date               Fund Institutional Class           Russell 2000 Index
    ----               ------------------------           ------------------
  10/1/1999                     $10,000                         $10,000
 11/30/1999                     $10,130                         $10,640
  2/29/2000                     $10,557                         $13,579
  5/31/2000                     $11,419                         $11,226
  8/31/2000                     $12,782                         $12,713
 11/30/2000                     $12,502                         $10,578
  2/28/2001                     $14,060                         $11,292
  5/31/2001                     $14,900                         $11,865
  8/31/2001                     $15,236                         $11,235
 11/30/2001                     $14,763                         $11,088
  2/28/2002                     $16,041                         $11,331
  5/31/2002                     $17,262                         $11,804
  8/31/2002                     $14,260                          $9,500
 11/30/2002                     $14,029                          $9,912
  12/6/2002                     $13,976                          $9,679

                                  Total Return
               1 Year                                     (9.22%)
               Since inception (10/1/99)1<F1>              11.09%

                  CHARTWELL SMALL CAP VALUE FUND ADVISOR CLASS
        Comparison of the value of a $10,000 investment in the Chartwell Small Cap Value Fund Advisor Class versus the Russell 2000 Index

                    Chartwell Small Cap Value
    Date               Fund Advisor Class               Russell 2000 Index
    ----               ------------------               ------------------
   3/1/2002                  $10,000                         $10,000
  3/31/2002                  $10,506                         $10,601
  4/30/2002                  $10,890                         $10,697
  5/31/2002                  $10,593                         $10,223
  6/30/2002                  $10,121                          $9,715
  7/31/2002                   $8,854                          $8,248
  8/31/2002                   $8,753                          $8,228
  9/30/2002                   $8,105                          $7,637
 10/31/2002                   $8,139                          $7,882
 11/30/2002                   $8,604                          $8,585
  12/6/2002                   $8,564                          $8,384

                            Cumulative Total Return
               Since inception (3/1/02)                  (14.36%)

Past performance does not predict future performance. The performance data and graphs do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

1<F1> Average annual total return represents the average change in account value over the period indicated.

                         CHARTWELL LARGE CAP VALUE FUND

Dear Shareholder:

For the period August 31, 2002 to December 6, 2002, the Chartwell Large Cap Value Fund's Institutional Class returned (5.54)% versus (0.98)% for the Russell 1000 Value Index. The reasons for the negative performance against our benchmark index revolved primarily around stock selection and secondarily around sector rotation in the equity markets.

The Fund had core positions in two stocks, which surprised the investment community with unfavorable fundamental developments during the period. In September, Electronic Data Systems announced a material downward estimate of their earnings and cash flow estimates for the coming quarters, which was a major shift from management's guidance just weeks before. The markets responded by taking the stock price down by more than 50% in the succeeding two days. Due to the sharp deterioration in fundamentals and accompanying lack of credibility of EDS management, the Fund sold its entire position immediately. In October, Sears, Roebuck & Co. announced that its credit subsidiary needed to boost reserves for loan losses in its MasterCard portfolio. In an environment where the markets have been very wary of exposure to consumer credit, especially in the "sub-prime" sector, this news was perceived very negatively by investors and the stock declined 35% that day, despite the fact that yearly earnings estimates for the company as a whole only dropped by about 10% . While we feel the decline was overdone and the stock will recover, the episode highlights the extremely risk averse and volatile nature of the entire equity market since early summer.

A secondary reason for the underperformance was due to a sharp snapback in telecom stocks after severe declines. While most of these stocks are outside the Fund's investable "dividend yield" universe and in some cases had declined over 90% from their highs of early 2000, their collective weight in the index combined with huge rebounds (50% or more from very low bases) made for a negative performance divergence by simply not owning them.

Chartwell feels that the extraordinary volatility and fear we have seen in the equity markets will likely moderate in the coming months as the excesses of the past cycle are purged from the economy. Two years of Federal Reserve stimulus, cleaner accounting and corporate governance, lower long-term interest rates, and a steadily improving GDP will, we believe, revive investment, confidence, and valuations in 2003.

/s/Kevin A. Melich

Kevin A. Melich
Managing Partner & Portfolio Manager

               CHARTWELL LARGE CAP VALUE FUND INSTITUTIONAL CLASS
        Comparison of the value of a $10,000 investment in the Chartwell Large Cap Value Fund Institutional Class versus the Russell 1000 Index

                       Chartwell Large Cap Value
      Date              Fund Institutional Class           Russell 1000 Index
      ----              ------------------------           ------------------
       10/1/1999                 $10,000                         $10,000
      11/30/1999                 $10,230                         $10,947
       2/29/2000                  $9,628                         $11,101
       5/31/2000                 $10,661                         $11,407
       8/31/2000                 $10,661                         $12,355
      11/30/2000                 $10,480                         $10,574
       2/28/2001                 $11,059                         $10,023
       5/31/2001                 $11,321                         $10,178
       8/31/2001                 $10,464                          $9,214
      11/30/2001                 $10,444                          $9,271
       2/28/2002                 $10,547                          $9,066
       5/31/2002                 $10,313                          $8,819
       8/31/2002                  $8,827                          $7,603
      11/30/2002                  $8,562                          $7,780
       12/6/2002                  $8,338                          $7,587

                                  Total Return
               1 Year                                    (21.45%)
               Since inception (10/1/99)1<F2>             (5.55%)

                  CHARTWELL LARGE CAP VALUE FUND ADVISOR CLASS
        Comparison of the value of a $10,000 investment in the Chartwell Large Cap Value Fund Advisor Class versus the Russell 1000 Index

                      Chartwell Large Cap Value
    Date                  Fund Advisor Class               Russell 1000 Index
    ----                  ------------------               ------------------
   3/1/2002                    $10,000                           $10,000
  3/31/2002                    $10,360                           $10,176
  4/30/2002                     $9,782                            $9,593
  5/31/2002                     $9,565                            $9,508
  6/30/2002                     $9,770                            $8,807
  7/31/2002                     $8,108                            $8,155
  8/31/2002                     $8,174                            $8,197
  9/30/2002                     $6,992                            $7,317
 10/31/2002                     $7,275                            $7,925
 11/30/2002                     $7,919                            $8,389
  12/6/2002                     $7,720                            $8,180

                            Cumulative Total Return
               Since inception (3/1/02)                  (22.80%)

Past performance does not predict future performance. The performance data and graphs do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

1<F2> Average annual total return represents the average change in account value over the period indicated.

                         CHARTWELL SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS AS OF DECEMBER 6, 2002

  Shares     COMMON STOCKS: 98.53%                                Market Value
  ------     ---------------------                                ------------
             BASIC INDUSTRY: 16.93%
   6,140     AptarGroup, Inc.                                      $   191,507
   7,340     Arch Chemicals, Inc.                                      143,791
  16,100     ElkCorp                                                   289,800
   7,900     Georgia Gulf Corp.                                        168,428
  12,669     Glatfelter                                                173,692
  10,500     H.B. Fuller Co.                                           297,150
  15,100     Kadant, Inc.*<F3>                                         235,409
   6,500     Minerals Technologies, Inc.                               283,400
   8,200     NOVA Chemicals Corp.                                      161,704
  13,900     Packaging Corp of America*<F3>                            246,586
   5,800     Texas Industries, Inc.                                    153,584
   8,200     The Shaw Group, Inc.*<F3>                                 135,956
   8,910     USFreightways Corp.                                       267,478
                                                                   -----------
                                                                     2,748,485
                                                                   -----------

             BUSINESS SERVICES: 6.08%
  10,800     ABM Industries, Inc.                                      163,080
   8,300     G & K Services, Inc. - Class A                            293,239
  11,500     Insight Enterprises, Inc.*<F3>                            108,157
  13,640     MSC Industrial Direct Co., Inc. - Class A*<F3>            238,836
  13,600     Tetra Tech, Inc.*<F3>                                     183,464
                                                                   -----------
                                                                       986,776
                                                                   -----------

             CAPITAL SPENDING: 6.21%
  11,300     Albany International Corp.                                244,080
  12,720     Gardner Denver, Inc.*<F3>                                 207,972
  11,100     Goodrich Corp.                                            191,475
   8,810     Kaydon Corp.                                              192,234
   9,150     Regal-Beloit Corp.                                        172,935
                                                                   -----------
                                                                     1,008,696
                                                                   -----------

             CONSUMER CYCLICAL: 4.48%
  17,800     Aftermarket Technology Corp.*<F3>                         234,070
   5,090     BorgWarner, Inc.                                          249,919
   9,750     Furniture Brands International, Inc.*<F3>                 243,750
                                                                   -----------
                                                                       727,739
                                                                   -----------

             CONSUMER SERVICES: 12.64%
  10,800     Charlotte Russe Holding, Inc.*<F3>                        148,716
  17,500     CSK Auto Corp.*<F3>                                       207,725
  16,600     Genesco, Inc.*<F3>                                        344,616
   6,500     Linens 'n Things, Inc.*<F3>                               161,525
  18,500     Prime Hospitality Corp.*<F3>                              167,795
   8,000     RARE Hospitality International, Inc.*<F3>                 217,120
  28,800     Spanish Broadcasting System, Inc.*<F3>                    235,008
   8,100     Speedway Motorsports, Inc.                                215,055
   7,300     United Natural Foods, Inc.*<F3>                           186,807
  10,200     Wolverine World Wide, Inc.                                168,300
                                                                   -----------
                                                                     2,052,667
                                                                   -----------

             CONSUMER STAPLES: 2.55%
   6,760     Corn Products International, Inc.                         206,180
  14,600     Rayovac Corp.*<F3>                                        207,612
                                                                   -----------
                                                                       413,792
                                                                   -----------

             ENERGY: 4.24%
   3,900     Atwood Oceanics, Inc.*<F3>                                118,872
  12,500     Cal Dive International, Inc.*<F3>                         312,500
   6,700     GulfMark Offshore, Inc.*<F3>                               98,631
  10,470     Lone Star Technologies, Inc.*<F3>                         157,783
                                                                   -----------
                                                                       687,786
                                                                   -----------

             FINANCIAL SERVICES: 17.24%
  31,500     AmeriCredit Corp.*<F3>                                    239,715
   5,900     AmerUs Group Co.                                          169,802
   4,000     BancorpSouth, Inc.                                         77,680
   6,860     Community First Bankshares, Inc.                          187,621
   8,410     Cullen/Frost Bankers, Inc.                                274,166
  10,730     Financial Federal Corp.*<F3>                              293,144
  10,350     Fulton Financial Corp.                                    180,194
   7,804     Hudson United Bancorp                                     230,998
   5,400     Philadelphia Consolidated  Holding Corp.*<F3>             190,836
   7,790     Republic Bancorp, Inc.                                     89,897
   5,700     Southwest Bancorporation of Texas, Inc.*<F3>              167,865
   3,100     StanCorp Financial Group, Inc.                            162,781
  11,100     Sterling Bancshares, Inc.                                 143,412
   5,900     Webster Financial Corp.                                   194,641
   4,800     Westamerica Bancorporation                                195,024
                                                                   -----------
                                                                     2,797,776
                                                                   -----------

             HEALTHCARE: 5.00%
   5,700     Cambrex Corp.                                             171,342
  16,200     Owens & Minor, Inc.                                       272,808
   4,800     Province Healthcare Co.*<F3>                               51,840
   4,540     Renal Care Group, Inc.*<F3>                               151,318
  12,900     Sola International, Inc.*<F3>                             163,959
                                                                   -----------
                                                                       811,267
                                                                   -----------

             INSURANCE: 3.90%
   6,400     IPC Holdings, Ltd.*<F3>                                   203,264
   8,900     Platinum Underwriters Holdings, Ltd.*<F3>                 237,274
   7,600     Selective Insurance Group, Inc.                           192,280
                                                                   -----------
                                                                       632,818
                                                                   -----------

             REITS: 8.02%
   6,520     Alexandria Real Estate Equities, Inc.                     267,450
   8,100     Glimcher Realty Trust                                     142,641
   7,420     Home Properties of New York, Inc.                         241,298
   5,750     PS Business Parks, Inc.                                   178,423
   8,350     SL Green Realty Corp.                                     261,856
   6,843     The Macerich Co.                                          210,422
                                                                   -----------
                                                                     1,302,090
                                                                   -----------

             TECHNOLOGY: 4.67%
   9,100     DuPont Photomasks, Inc.*<F3>                              220,220
  10,700     Electronics for Imaging, Inc.*<F3>                        181,996
  20,000     Lawson Software, Inc.*<F3>                                 92,020
  13,100     Park Electrochemical Corp.                                263,310
                                                                   -----------
                                                                       757,546
                                                                   -----------

             UTILITIES: 6.57%
   6,900     Commonwealth Telephone Enterprises, Inc.*<F3>             266,616
   9,700     DQE, Inc.                                                 141,523
  23,900     El Paso Electric Co.*<F3>                                 256,686
   7,300     PNM Resources, Inc.                                       165,710
  10,800     Vectren Corp.                                             236,520
                                                                   -----------
                                                                     1,067,055
                                                                   -----------

             Total Common Stocks (Cost $16,273,590)                $15,994,493
                                                                   -----------

             SHORT-TERM INVESTMENTS: 1.66%
             -----------------------------
 269,178     Cash Trust Series II- Treasury Cash
               Series Fund II (Cost $269,178)                          269,178
                                                                   -----------

             Total Investments in Securities
               (Cost $16,542,768): 100.19%                          16,263,671
             Liabilities in excess of Other Assets:  (0.19%)           (30,685)
                                                                   -----------
             Net Assets:  100.00%                                  $16,232,986
                                                                   -----------
                                                                   -----------

*<F3>  Non-income producing security.

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS AS OF DECEMBER 6, 2002

  Shares     COMMON STOCKS: 98.76%                                Market Value
  ------     ---------------------                                ------------
             BASIC INDUSTRY: 7.52%
  14,665     Alcoa, Inc.                                           $   350,787
   4,765     International Paper Co.                                   178,020
   5,695     MeadWestvaco Corp.                                        134,516
  20,615     Monsanto Co.                                              384,676
   7,290     PPG Industries, Inc.                                      350,357
                                                                   -----------
                                                                     1,398,356
                                                                   -----------

             CAPITAL GOODS: 6.38%
  13,480     Cooper Industries, Ltd. - Class A                         499,973
   3,500     Emerson Electric Co.                                      182,595
  11,790     Honeywell International, Inc.                             287,322
   7,660     Raytheon Co.                                              216,778
                                                                   -----------
                                                                     1,186,668
                                                                   -----------

             CONSUMER CYCLICAL: 5.03%
  50,215     Delphi Corp.                                              406,742
  15,115     The Stanley Works                                         529,478
                                                                   -----------
                                                                       936,220
                                                                   -----------

             CONSUMER GOODS: 11.69%
  10,215     Kimberly-Clark Corp.                                      484,191
  28,890     Limited Brands                                            438,839
  25,300     Masco Corp.                                               499,422
  13,710     Maytag Corp.                                              376,888
  14,110     Sears, Roebuck & Co.                                      374,479
                                                                   -----------
                                                                     2,173,819
                                                                   -----------

             CONSUMER STAPLES: 3.51%
   8,365     General Mills, Inc.                                       368,813
   8,265     H.J. Heinz Co.                                            284,812
                                                                   -----------
                                                                       653,625
                                                                   -----------

             ENERGY: 11.66%
   6,460     ChevronTexaco Corp.                                       441,541
   9,860     ConocoPhillips                                            492,211
   7,055     Diamond Offshore Drilling, Inc.                           157,961
  11,745     Exxon Mobil Corp.                                         412,837
   4,990     Halliburton Co.                                           100,748
   6,378     Kerr-McGee Corp.                                          296,896
   6,605     Progress Energy, Inc.                                     266,248
                                                                   -----------
                                                                     2,168,442
                                                                   -----------

             FINANCIAL: 21.52%
   3,860     Bank of America Corp.                                     263,406
   9,335     Charter One Financial, Inc.                               277,530
  17,838     Citigroup, Inc.                                           669,995
   6,550     Comerica, Inc.                                            295,078
   6,610     Fannie Mae                                                421,850
  11,396     Morgan Stanley                                            487,863
   4,395     PNC Financial Services Group                              182,568
  14,735     Synovus Financial Corp.                                   301,331
  17,805     U.S. Bancorp                                              379,247
   7,469     Wells Fargo & Co.                                         343,948
   9,185     Zions Bancorporation                                      378,514
                                                                   -----------
                                                                     4,001,330
                                                                   -----------

             HEALTHCARE: 10.70%
  12,495     Abbott Laboratories                                       536,535
  17,890     Baxter International, Inc.                                572,480
  19,180     Bristol-Myers Squibb Co.                                  533,971
   9,269     Wyeth                                                     347,402
                                                                   -----------
                                                                     1,990,388
                                                                   -----------

             INSURANCE/OTHER: 12.26%
  14,292     ACE Limited                                               459,774
   8,195     Lincoln National Corp.                                    275,516
   7,750     Marsh & McLennan Companies, Inc.                          370,063
   5,680     The Chubb Corp.                                           326,600
  11,842     The Hartford Financial Services Group, Inc.               558,942
   3,505     XL Capital Ltd. - Class A                                 289,303
                                                                   -----------
                                                                     2,280,198
                                                                   -----------

             OFFICE EQUIPMENT: 2.65%
  14,525     Pitney Bowes, Inc.                                        493,850
                                                                   -----------

             TECHNOLOGY: 4.36%
  20,880     Flextronics International Ltd.*<F4>                       210,470
   7,295     International Business Machines Corp.                     600,524
                                                                   -----------
                                                                       810,994
                                                                   -----------

             TELECOMMUNICATIONS: 1.48%
  10,392     SBC Communications, Inc.                                  274,661
                                                                    __________

             Total Common Stocks (Cost $18,761,915)                $18,368,551
                                                                   -----------

             SHORT-TERM INVESTMENTS: 0.29%
             -----------------------------
  53,338     Cash Trust Series II - Treasury Cash
               Series Fund II (Cost $53,338)                            53,338
                                                                   -----------

             Total Investments in Securities
               (Cost $18,815,253):  99.05%                          18,421,889
             Other Assets in excess of Liabilities: 0.95%              176,350
                                                                   -----------
             Net Assets:  100.00%                                  $18,598,239
                                                                   -----------
                                                                   -----------

*<F4>  Non-income producing security.

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND

STATEMENTS OF ASSETS AND LIABILITIES AT DECEMBER 6, 2002

                                                     SMALL CAP      LARGE CAP
                                                     VALUE FUND     VALUE FUND
                                                     ----------     ----------
ASSETS
   Investments in securities, at value
     (identified cost $16,542,768 and
     $18,815,253, respectively)                     $16,263,671    $18,421,889
   Receivables:
       Investment securities sold                        44,797        417,659
       Fund shares sold                                     108             --
       Dividends                                          7,491         51,542
       Due From Advisor                                   7,113         11,722
   Prepaid expenses                                       2,054             19
                                                    -----------    -----------
           Total assets                              16,325,234     18,902,831
                                                    -----------    -----------

LIABILITIES
   Payables
       Securities purchased                              53,910        254,126
       Fund shares purchased                                 --          8,853
   Accrued expenses                                      38,338         41,613
                                                    -----------    -----------
           Total liabilities                             92,248        304,592
                                                    -----------    -----------

NET ASSETS                                          $16,232,986    $18,598,239
                                                    -----------    -----------
                                                    -----------    -----------

COMPONENTS OF NET ASSETS
   Paid-in capital                                  $17,008,031    $24,226,062
   Undistributed net investment income                   45,026        417,323
   Accumulated net realized
     gain/(loss) on investments                        (540,974)    (5,651,782)
   Net unrealized depreciation on investments          (279,097)      (393,364)
                                                    -----------    -----------
           Net assets                               $16,232,986    $18,598,239
                                                    -----------    -----------
                                                    -----------    -----------

ADVISOR CLASS
   Net assets applicable to shares outstanding      $   113,261    $       775
   Shares outstanding                                     8,917             95
   Net asset value, offering and
     redemption price per share                          $12.70          $8.16
                                                         ------          -----
                                                         ------          -----

INSTITUTIONAL CLASS
   Net assets applicable to shares outstanding      $16,119,725    $18,597,464
   Shares outstanding                                 1,268,705      2,270,774
   Net asset value, offering and
     redemption price per share                          $12.71          $8.19
                                                         ------          -----
                                                         ------          -----

See Notes to Financial Statements.

                         CHARTWELL SMALL CAP VALUE FUND

STATEMENTS OF OPERATIONS

                                                     SEPTEMBER 1,
                                                       2002, TO     YEAR ENDED
                                                     DECEMBER 6,    AUGUST 31,
                                                         2002          2002
                                                         ----          ----
INVESTMENT INCOME
   Income
       Dividends (Net of foreign tax on dividends
         of $65 and $304, respectively)               $  59,194    $   126,331
                                                      ---------    -----------

   Expenses
       Advisory fees (Note 3)                            28,225         73,003
       Administration fees (Note 3)                      11,959         37,356
       Professional fees                                 17,332         26,005
       Fund Accounting fees                               5,631         22,289
       Transfer Agent fees                                5,960         16,617
       Custody fees                                       3,525         12,886
       Trustees' fees                                     1,428          6,480
       Other                                              1,171          2,629
       Reports to shareholders                            1,078            691
       Insurance fees                                       345          1,278
       Registration fees                                    323            879
       Distribution fees - Advisor Class                     64             67
                                                      ---------    -----------
           Total expenses                                77,041        200,180
           Less: advisory fee waiver and
             absorption (Note 3)                        (38,167)       (99,651)
                                                      ---------    -----------
           Net expenses                                  38,874        100,529
                                                      ---------    -----------
               Net investment income                     20,320         25,802
                                                      ---------    -----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
   Net realized (loss) gain
     from security transactions                        (786,815)       247,513
   Net change in unrealized appreciation/
     (depreciation) on investments                      603,242     (1,378,424)
                                                      ---------    -----------
   Net realized and unrealized loss
     on investments                                    (183,573)    (1,130,911)
                                                      ---------    -----------
           Net Decrease in Net Assets
             Resulting From Operations                $(163,253)   $(1,105,109)
                                                      ---------    -----------
                                                      ---------    -----------

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND

STATEMENTS OF OPERATIONS

                                                     SEPTEMBER 1,
                                                       2002, TO     YEAR ENDED
                                                     DECEMBER 6,    AUGUST 31,
                                                         2002          2002
                                                         ----          ----
INVESTMENT INCOME
   Income
       Dividends                                    $   150,223    $   465,857
                                                    -----------    -----------

   Expenses
       Advisory fees (Note 3)                            24,076        108,399
       Administration fees (Note 3)                      11,959         46,374
       Professional fees                                 16,798         27,864
       Fund Accounting fees                               5,907         25,569
       Transfer Agent fees                                4,497         14,983
       Custody fees                                       4,578         19,093
       Trustees' fees                                     1,884          7,101
       Other                                              2,612          4,219
       Reports to shareholders                              809          1,661
       Insurance fees                                       569          3,213
       Registration fees                                  1,468          5,547
       Distribution fees - Advisor Class                      1              2
                                                    -----------    -----------
           Total expenses                                75,158        264,025
           Less: advisory fee waiver and
             absorption (Note 3)                        (39,040)      (101,510)
                                                    -----------    -----------
           Net expenses                                  36,118        162,515
                                                    -----------    -----------
               Net investment income                    114,105        303,342
                                                    -----------    -----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
   Net realized loss from security transactions      (2,848,315)    (2,660,714)
   Net change in unrealized appreciation/
     (depreciation) on investments                    1,603,480     (1,144,964)
                                                    -----------    -----------
   Net realized and unrealized loss
     on investments                                  (1,244,835)    (3,805,678)
                                                    -----------    -----------
           Net Decrease in Net Assets
             Resulting From Operations              $(1,130,730)   $(3,502,336)
                                                    -----------    -----------
                                                    -----------    -----------

See Notes to Financial Statements.

                         CHARTWELL SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                Sept. 1, 2002 through       Year Ended          Year Ended
                                                                     Dec. 6, 2002          Aug. 31, 2002       Aug. 31, 2001
                                                                     ------------          -------------       -------------
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income                                             $    20,320           $    25,802          $   24,749
   Net realized (loss)/gain
     from security transactions                                         (786,815)              247,513             334,147
   Net change in unrealized appreciation/
     (depreciation) on investments                                       603,242            (1,378,424)            333,464
                                                                     -----------           -----------          ----------
       NET (DECREASE) INCREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                                      (163,253)           (1,105,109)            692,360
                                                                     -----------           -----------          ----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                                                      --               (19,603)             (7,779)
   Net realized gain
     on securities transactions                                               --              (296,647)            (95,767)
                                                                     -----------           -----------          ----------
       TOTAL DIVIDENDS AND
         DISTRIBUTIONS TO SHAREHOLDERS                                        --              (316,250)           (103,546)
                                                                     -----------           -----------          ----------

CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold
       Advisor Class*<F6>                                                 16,131               186,599                  --
       Institutional Class**<F7>                                       3,547,069             8,706,518           4,255,170
   Proceeds from dividends reinvested
       Advisor Class*<F6>                                                     --                    --                  --
       Institutional Class**<F7>                                              --               223,581              78,235
   Cost of shares redeemed
       Advisor Class*<F6>                                                 (1,150)              (69,637)                 --
       Institutional Class**<F7>                                              --            (1,098,865)                (12)
                                                                     -----------           -----------          ----------
           Net increase in net assets derived from
             net change in outstanding shares (a)<F5>                  3,562,050             7,948,196           4,333,393
                                                                     -----------           -----------          ----------
               TOTAL INCREASE IN NET ASSETS                            3,398,797             6,526,837           4,922,207

NET ASSETS
Beginning of period                                                   12,834,189             6,307,352           1,385,145
                                                                     -----------           -----------          ----------
END OF PERIOD***<F8>                                                 $16,232,986           $12,834,189          $6,307,352
                                                                     -----------           -----------          ----------
                                                                     -----------           -----------          ----------

(a)<F5>  A summary of share transactions is as follows:

Advisor Class Shares*<F6>:              Shares sold                        1,280                12,812                  --
                                        Shares redeemed                      (93)               (5,082)                 --
                                                                     -----------           -----------          ----------
                                        Net increase                       1,187                 7,730                  --
                                                                     -----------           -----------          ----------
                                                                     -----------           -----------          ----------
Institutional Class Shares**<F7>:       Shares sold                      287,254               612,656             320,335
                                        Shares reinvested                     --                16,073               5,826
                                        Shares redeemed                       --               (82,048)                 (1)
                                                                     -----------           -----------          ----------
                                        Net increase                     287,254               546,681             326,160
                                                                     -----------           -----------          ----------
                                                                     -----------           -----------          ----------

  *<F6>   Advisor Class commenced offering on March 1, 2002.
 **<F7>   Institutional Class commenced operations on October 1, 1999.
***<F8> Includes undistributed net investment income of $45,026, $24,706 and $19,594 for the period September 1, 2002 through December 6, 2002 and the years ended August 31, 2002 and 2001, respectively.

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                Sept. 1, 2002 through       Year Ended          Year Ended
                                                                     Dec. 6, 2002          Aug. 31, 2002       Aug. 31, 2001
                                                                     ------------          -------------       -------------
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income                                             $   114,105           $   303,342         $   229,606
   Net realized loss from security transactions                       (2,848,315)           (2,660,714)            (74,012)
   Net change in unrealized appreciation/
     (depreciation) on investments                                     1,603,480            (1,144,964)         (1,124,787)
                                                                     -----------           -----------         -----------
       NET DECREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                                    (1,130,730)           (3,502,336)           (969,193)
                                                                     -----------           -----------         -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                                                      --              (229,500)            (64,746)
   Net realized gain of securities transactions                               --                    --             (50,138)
                                                                     -----------           -----------         -----------
       TOTAL DIVIDENDS AND
         DISTRIBUTIONS TO SHAREHOLDERS                                        --              (229,500)           (114,884)
                                                                     -----------           -----------         -----------

CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold
       Advisor Class*<F10>                                                    --                 1,000                  --
       Institutional Class**<F11>                                        255,012             5,795,166          19,847,429
   Proceeds from dividends reinvested
       Advisor Class*<F10>                                                    --                    --                  --
       Institutional Class**<F11>                                             --               205,050             114,884
   Cost of shares redeemed
       Advisor Class*<F10>                                                    --                    --                  --
       Institutional Class**<F11>                                       (580,296)           (9,691,633)           (297,381)
                                                                     -----------           -----------         -----------
           Net decrease in net assets derived from
             net change in outstanding shares (a)<F9>                   (325,284)           (3,690,417)         19,664,932
                                                                     -----------           -----------         -----------
               TOTAL DECREASE IN NET ASSETS                           (1,456,014)           (7,422,253)         18,580,855
                                                                     -----------           -----------         -----------

NET ASSETS
Beginning of period                                                   20,054,253            27,476,506           8,895,651
                                                                     -----------           -----------         -----------
END OF PERIOD***<F12>                                                $18,598,239           $20,054,253         $27,476,506
                                                                     -----------           -----------         -----------
                                                                     -----------           -----------         -----------

(a)<F9> A summary of share transactions is as follows:

Advisor Class Shares*<F10>:           Shares sold                             --                    95                  --
                                      Shares redeemed                         --                    --                  --
                                                                     -----------           -----------         -----------
                                      Net increase                            --                    95                  --
                                                                     -----------           -----------         -----------
                                                                     -----------           -----------         -----------
Institutional Class Shares**<F11>:    Shares sold                         32,818               625,004           1,828,348
                                      Shares reinvested                       --                19,869              10,221
                                      Shares redeemed                    (75,949)             (978,700)            (27,489)
                                                                     -----------           -----------         -----------
                                      Net decrease                       (43,131)             (333,827)          1,811,080
                                                                     -----------           -----------         -----------
                                                                     -----------           -----------         -----------

 *<F10>   Advisor Class commenced offering on March 1, 2002.
**<F11>   Institutional Class commenced operations on October 1, 1999.
***<F12> Includes undistributed net investment income of $417,323, $303,218 and $229,376 for the period September 1, 2002 through December 6, 2002 and the years ended August 31, 2002 and 2001, respectively.

See Notes to Financial Statements.

                         CHARTWELL SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    Advisor Class
                                         ------------------------------------
                                         Sept. 1, 2002   March 1, 2002++<F13>
                                            through             through
                                         Dec. 6, 2002        Aug. 31, 2002
                                         ------------        -------------
Net asset value,
  beginning of period                       $12.98              $14.83
                                            ------              ------

Income from investment operations:
   Net investment income/(loss)               0.01               (0.01)
   Net realized and unrealized
     (loss)/gain on investments              (0.29)              (1.84)
                                            ------              ------
Total from investment operations             (0.28)              (1.85)
                                            ------              ------

Less distributions:
   From net investment income                 0.00                0.00
   From net capital gains                     0.00                0.00
                                            ------              ------
Total distributions                           0.00                0.00
                                            ------              ------

Net asset value, end of period              $12.70              $12.98
                                            ------              ------
                                            ------              ------

TOTAL RETURN                                 (2.16%)+<F15>      (12.47%)+<F15>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)         $113                $100

Ratio of expenses to average net assets:
   Before expense reimbursement               2.43%**<F14>        2.40%**<F14>
   After expense reimbursement                1.35%**<F14>        1.35%**<F14>

Ratio of net investment income/(loss)
  to average net assets
   After expense reimbursement                0.33%**<F14>       (0.14%)**<F14>

Portfolio turnover rate                      18.39%              52.09%

++<F13>   Commencement of offering for Advisor Class.
**<F14>   Annualized.
 +<F15>   Not Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       Institutional Class
                                           ----------------------------------------------------------------------------
                                           Sept. 1, 2002            Year                Year         Oct. 1, 1999*<F16>
                                              through              Ended               Ended              through
                                            Dec. 6, 2002       Aug. 31, 2002       Aug. 31, 2001       Aug. 31, 2000
                                            ------------       -------------       -------------       -------------
Net asset value,
  beginning of period                          $12.97              $14.51              $12.75              $10.00
                                               ------              ------              ------              ------

Income from
  investment operations:
   Net investment
     income                                      0.02                0.04                0.07                0.05
   Net realized and
     unrealized (loss)/gain
     on investments                             (0.28)              (0.93)               2.33                2.73
                                               ------              ------              ------              ------
Total from
  investment operations                         (0.26)              (0.89)               2.40                2.78
                                               ------              ------              ------              ------

Less distributions:
   From net
     investment income                           0.00               (0.04)              (0.05)              (0.03)
   From net realized gains                       0.00               (0.61)              (0.59)              --
                                               ------              ------              ------              ------
Total distributions                              0.00               (0.65)              (0.64)              (0.03)
                                               ------              ------              ------              ------

Net asset value,
  end of period                                $12.71              $12.97              $14.51              $12.75
                                               ------              ------              ------              ------
                                               ------              ------              ------              ------

TOTAL RETURN                                    (2.00%)+<F18>       (6.40%)             19.20%              27.82%+<F18>

RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of period (thousands)                   $16,120             $12,734              $6,307              $1,385

Ratio of expenses to
  average net assets:
   Before expense
     reimbursement                               2.18%**<F17>        2.19%               3.31%              15.23%**<F17>
   After expense
     reimbursement                               1.10%**<F17>        1.10%               1.10%               1.10%**<F17>

Ratio of net investment
  income to average net assets:
   After expense
     reimbursement                               0.58%**<F17>        0.28%               0.62%               0.48%**<F17>

Portfolio turnover rate                         18.39%              52.09%              68.13%              68.77%

 *<F16>   Commencement of operations for Institutional Class.
**<F17>   Annualized.
 +<F18>   Not Annualized.

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    Advisor Class
                                         ------------------------------------
                                         Sept. 1, 2002   March 1, 2002++<F19>
                                            through             through
                                         Dec. 6, 2002        Aug. 31, 2002
                                         ------------        -------------
Net asset value, beginning of period        $ 8.64              $10.57
                                            ------              ------

Income from investment operations:
   Net investment income                      0.04                0.05
   Net realized and unrealized
     (loss)/gain on investments              (0.52)              (1.98)
                                            ------              ------
Total from investment operations             (0.48)              (1.93)
                                            ------              ------

Less distributions:
   From net investment income                 0.00                0.00
   From net capital gains                     0.00                0.00
                                            ------              ------
Total distributions                           0.00                0.00
                                            ------              ------

Net asset value, end of period              $ 8.16              $ 8.64
                                            ------              ------
                                            ------              ------

TOTAL RETURN                                 (5.56%)+<F21>      (18.26%)+<F21>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $1                  $1

Ratio of expenses to average net assets:
   Before expense reimbursement               1.81%**<F20>        1.53%**<F20>
   After expense reimbursement                1.00%**<F20>        1.00%**<F20>

Ratio of net investment income
  to average net assets
   After expense reimbursement                2.12%**<F20>        1.14%**<F20>

Portfolio turnover rate                      65.60%             190.54%

++<F19>   Commencement of offering for Advisor Class.
**<F20>   Annualized.
 +<F21>   Not Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       Institutional Class
                                           ----------------------------------------------------------------------------
                                           Sept. 1, 2002            Year                Year         Oct. 1, 1999*<F22>
                                              through              Ended               Ended              through
                                            Dec. 6, 2002       Aug. 31, 2002       Aug. 31, 2001       Aug. 31, 2000
                                            ------------       -------------       -------------       -------------
Net asset value,
  beginning of period                          $ 8.67              $10.38              $10.63              $10.00
                                               ------              ------              ------              ------

Income from
  investment operations:
   Net investment income                         0.05                0.14                0.04                0.11
   Net realized and
     unrealized (loss)/gain
     on investments                             (0.53)              (1.75)              (0.23)               0.55
                                               ------              ------              ------              ------
Total from
  investment operations                         (0.48)              (1.61)              (0.19)               0.66
                                               ------              ------              ------              ------

Less distributions:
   From net
     investment income                           0.00               (0.10)              (0.03)              (0.03)
   From net realized gains                       0.00                0.00               (0.03)              --
                                               ------              ------              ------              ------
Total distributions                              0.00               (0.10)              (0.06)              (0.03)
                                               ------              ------              ------              ------

Net asset value,
  end of period                                $ 8.19              $ 8.67              $10.38              $10.63
                                               ------              ------              ------              ------
                                               ------              ------              ------              ------

TOTAL RETURN                                    (5.54%)+<F24>      (15.65%)             (1.85%)              6.61%+<F24>

RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of period (thousands)                   $18,597             $20,053             $27,477              $8,896

Ratio of expenses to
  average net assets:
   Before expense
     reimbursement                               1.56%**<F23>        1.22%               1.18%               2.89%**<F23>
   After expense
     reimbursement                               0.75%**<F23>        0.75%               0.75%               0.75%**<F23>

Ratio of net investment
  income to average net assets:
   After expense
     reimbursement                               2.37%**<F23>        1.40%               1.18%               1.38%**<F23>

Portfolio turnover rate                         65.60%             190.54%             173.68%             169.14%

 *<F22>   Commencement of operations for Institutional Class.
**<F23>   Annualized.
 +<F24>   Not Annualized.

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS AT DECEMBER 6, 2002

NOTE 1 - ORGANIZATION

    The Chartwell Large Cap Value Fund and Chartwell Small Cap Value Fund (the "Funds") are each a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Each Fund's investment objective is growth of capital, with a secondary objective to provide current income. The Funds offer two classes of shares - the Institutional Class and the Advisor Class. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its Distribution Plan, as applicable. The Institutional Class of each Fund began operations on October 1, 1999. The Advisor Class of each Fund commenced offering on March 1, 2002. The Funds changed their accounting year-end to December 6, 2002, in connection with a reorganization effective December 9, 2002 (see Note 7).

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

    A. Security Valuation: The Funds' investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

    B. Federal Income Taxes: It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

    C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America.

    D. Income and Expenses: All income earned and expenses incurred by the Funds are borne by each outstanding class of shares on a pro rata basis, based on the proportionate interest in the Funds represented by the net assets of each class. Class specific expenses are borne by the respective classes.

    E. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    For the period September 1, through December 6, 2002, Chartwell Investment Partners (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Chartwell Large Cap Value Fund and 0.80% based upon the average daily net assets of the Chartwell Small Cap Value Fund. For the period ended December 6, 2002, the Chartwell Large Cap Value Fund and the Chartwell Small Cap Value Fund incurred $24,076 and $28,225, respectively, in Advisory Fees.

    The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by each Fund and to pay each Fund's operating expenses to the extent necessary to limit each Fund's aggregate annual operating expenses to 0.75% of average net assets (the "expense cap") for the Chartwell Large Cap Value Fund - Institutional Class, 1.00% for the Chartwell Large Cap Value Fund - Advisor Class, 1.10% for the Chartwell Small Cap Value Fund - Institutional Class and 1.35% of average net assets (the "expense cap") for the Chartwell Small Cap Value Fund - Advisor Class. Any such reductions made by the Advisor in its fees or payment of expenses which are a Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund's expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to a Fund's payment of current ordinary operating expenses. For the period September 1, through December 6, 2002, the Advisor reduced its fees and absorbed Fund expenses in the amount of $39,040 for the Chartwell Large Cap Value Fund and $38,167 for the Chartwell Small Cap Value Fund; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $328,377 for the Chartwell Large Cap Value Fund and $338,991 for the Chartwell Small Cap Value Fund at December 6, 2002. Accumulative expenses subject to recapture for the Chartwell Large Cap Value Fund expire as follows:

               Year              Amount
               ----              ------
               2005            $187,827
               2006             140,550

    Accumulative expenses subject to recapture for the Chartwell Small Cap Value Fund expire as follows:

               Year              Amount
               ----              ------
               2005            $201,173
               2006             137,818

    U.S. Bancorp Fund Administration, LLC (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level                           Fee rate
----------------                           --------
Less than $15 million                      $30,000
$15 million to less than $50 million       0.20% of average daily net assets
$50 million to less than $100 million 0.15% of average daily net assets $100 million to less than $150 million 0.10% of average daily net assets
More than $150 million                     0.05% of average daily net assets
Annual fee of $15,000 for each additional share class

    Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

    Certain officers of the Funds were also officers of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION COSTS

    The Advisor Class of each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of the Funds' average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of sales personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as "Distribution Coordinator". For the period September 1, 2002 through December 6, 2002, the Chartwell Large Cap Value Fund Advisor Class and the Chartwell Small Cap Value Fund Advisor Class paid the Distribution Coordinator $1 and $64, respectively.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

    For the period September 1, through December 6, 2002, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Chartwell Large Cap Value Fund were $12,082,459 and $11,884,997, respectively.

    For the period September 1, through December 6, 2002, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Chartwell Small Cap Value Fund were $6,091,416 and $2,530,062, respectively.

NOTE 6 - INCOME TAXES

    Net realized and unrealized gains and losses differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and losses realized subsequent to October 31 on the sale of securities.

                                                    Large Cap       Small Cap
                                                    ---------       ---------

    As of August 31, 2002, the components of net assets on a tax basis were as follows:

   Cost of investments                             $22,379,082     $13,844,948
                                                   -----------     -----------
                                                   -----------     -----------
   Gross tax unrealized appreciation               $   297,592     $   423,546
   Gross tax unrealized depreciation                (2,750,702)     (1,405,647)
                                                   -----------     -----------
   Net tax unrealized depreciation                 $(2,453,110)    $  (982,101)
                                                   -----------     -----------
                                                   -----------     -----------

   Capital loss carryforward expiring as follows:

   2009                                            $  (102,289)    $        --
   2010                                             (1,100,234)             --
                                                   -----------     -----------
                                                   $(1,202,523)    $        --
                                                   -----------     -----------
                                                   -----------     -----------
   Undistributed long term gain                    $        --     $   346,405
                                                   -----------     -----------
                                                   -----------     -----------
   Undistributed ordinary income                   $   303,218     $    23,904
                                                   -----------     -----------
                                                   -----------     -----------

    At August 31, 2002, the Chartwell Large Cap Value Fund had deferred capital losses occurring subsequent to October 31, 2001 of ($1,144,678). For tax purposes, such losses will be reflected in the year ending August 31, 2003.

    The tax composition of dividends during the year ended August 31, 2002 was as follows:

                                                    Large Cap       Small Cap
                                                    ---------       ---------
   Ordinary income                                 $   229,500     $   252,759
   Long term capital gain                                   --          63,491
                                                   -----------     -----------
                                                   $   229,500     $   316,250
                                                   -----------     -----------
                                                   -----------     -----------

NOTE 7- SUBSEQUENT EVENT (Unaudited)

    As of December 9, 2002, each of the Funds reorganized into The Advisors' Inner Circle Fund. Under a new Administration Agreement, SEI Investments Mutual Fund Services has replaced U.S. Bancorp Fund Services, LLC and acts as the administrator of the Funds. Additionally, SEI Investments Distribution Company has replaced Quasar Distributors, LLC, and acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
CHARTWELL SMALL CAP VALUE FUND
CHARTWELL LARGE CAP VALUE FUND

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Chartwell Small Cap Value Fund and Chartwell Large Cap Value Fund, each a series of Advisors Series Trust (the "Funds") at December 6, 2002, the results of each of their operations for the period from September 1, 2002, to December 6, 2002, and the year ended August 31, 2002, the changes in each of their net assets for the period from September 1, 2002 to December 6, 2002, and each of the two years in the period ended August 31, 2002 and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 6, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
February 4, 2003

SHAREHOLDER MEETING (UNAUDITED)

    On November 25, 2002, the shareholders of each Fund voted to approve or disapprove the reorganization between the Advisors Series Trust, on behalf of each acquired Fund, and the Advisor's Inner Circle Fund on behalf of its corresponding series, the Chartwell Large Cap Value Fund and the Chartwell Small Cap Value Fund. The results of the shareholder vote for each fund were as follows (no shares represented broker non-votes):

    THE CHARTWELL LARGE CAP FUND:

          For       Against     Abstain
          ---       -------     -------
       2,088,880       0           0

    THE CHARTWELL SMALL CAP FUND:

          For       Against     Abstain
          ---       -------     -------
        634,762        0           0

INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

    The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Fund's officers and trustees and is available, without charge, upon request by calling the advisor.

                              INDEPENDENT TRUSTEES
                              --------------------

                                                                                                    # of
                                      Term of                                                       Funds in       Other
                         Position     Office and                                                    complex        Directorships
Name, Age                Held with    Length of      Principal Occupation                           overseen       Held by
and Address              the Trust    Time Served    During Past Five Years                         by Trustee     Trustee
-----------              ---------    -----------    ----------------------                         ----------     -------------
Walter E. Auch           Trustee      Indefinite     Management                                     16             Nicholas-
(Born 1921)                           Term           Consultant                                                    Applegate
2020 E. Financial Way                                                                                              Funds,
Glendora, CA 91741                    Since                                                                        Salomon
                                      1997                                                                         Smith Barney
                                                                                                                   Funds, Bayan
                                                                                                                   Strategic
                                                                                                                   Realty Trust,
                                                                                                                   Legend
                                                                                                                   Properties,
                                                                                                                   Pimco
                                                                                                                   Advisors
                                                                                                                   LLP, and
                                                                                                                   Senele Group

James Clayburn           Trustee      Indefinite     Dean Emeritus, John E.                         16             The Payden
LaForce                               Term           Anderson Graduate                                             & Rygel
(Born 1927)                                          School of Management,                                         Investment
2020 E. Financial Way                 Since          University of California,                                     Group, PIC
Glendora, CA 91741                    May 2002       Los Angeles                                                   Investment
                                                                                                                   Trust, PIC
                                                                                                                   Small Cap
                                                                                                                   Portfolio, PIC
                                                                                                                   Balanced
                                                                                                                   Portfolio, PIC
                                                                                                                   Growth
                                                                                                                   Portfolio, PIC
                                                                                                                   Mid Cap
                                                                                                                   Portfolio,
                                                                                                                   Provident
                                                                                                                   Investment
                                                                                                                   Counsel
                                                                                                                   Institutional
                                                                                                                   Money
                                                                                                                   Market Fund,
                                                                                                                   Black Rock
                                                                                                                   Funds, Jacobs
                                                                                                                   Engineering,
                                                                                                                   Timken Co.,
                                                                                                                   Concervex

Donald E. O'Connor       Trustee      Indefinite     Financial Consultant;                          16             The Parnassus
(Born 1936)                           Term           formerly Executive                                            Fund
2020 E. Financial Way                                Vice President and                                            The Parnassus
Glendora, CA 91741                    Since          Chief Operating officer                                       Income Fund
                                      1997           of ICI Mutual Insurance                                       The Forward
                                                     Company (until January,                                       Funds
                                                     1997); Vice President,
                                                     Operations, Investment
                                                     Company Institute (until
                                                     July, 1993).

George J. Rebhan         Trustee      Indefinite     Retired; formerly                              16             E*Trade
(Born 1934)                           Term           President, Hotchkis                                           Funds
2020 E. Financial Way                                and Wiley Funds
Glendora, CA 91741                    Since          (mutual funds)
                                      May 2002       from 1985 to 1993.

George T. Wofford III    Trustee      Indefinite     Senior Vice President,                         16             Not
(Born 1939)                           Term           Information Services,                                         Applicable
2020 E. Financial Way                                Federal Home Loan
Glendora, CA 91741                    Since          Bank of San Francisco.
                                      1997

                        INTERESTED TRUSTEES AND OFFICERS
                        --------------------------------

                                                                                                    # of
                                                                                                    Funds in       Other
                                      Term of                                                       complex        Directorships
                         Position     Office and                                                    overseen       Held by
Name, Age                Held with    Length of      Principal Occupation                           by Trustee     Trustee
and Address              the Trust    Time Served    During Past Five Years                         or Officer     or Officer
-----------              ---------    -----------    ----------------------                         ----------     -------------
Eric M. Banhazl          Trustee &    Indefinite     Senior Vice President,                         16             None
(Born 1957)              President    Term           U.S. Bancorp Fund
2020 E. Financial Way                                Services, LLC, the
Glendora, CA 91741                    Since          Fund's administrator
                                      1997           (since July, 2001);
                                                     Treasurer, Investec
                                                     Funds; formerly,
                                                     Executive Vice President,
                                                     Investment Company
                                                     Administration, LLC
                                                     (ICA) (The Fund's
                                                     former administrator).

John S. Wagner           Treasurer    Indefinite     Assistant Vice                                 16             None
(Born 1965)                           Term           President Compliance
615 E. Michigan Street                               and Administration,
Milwaukee, WI 53202                   Since          U.S. Bancorp Fund
                                      September      Services, LLC since
                                      2002           June 1999.

Chad E. Fickett          Secretary    Indefinite     Compliance                                     16             None
(Born 1973)                           Term           Administrator, U.S.
615 E. Michigan Street                               Bancorp Fund Services,
Milwaukee, WI 53202                   Since          LLC since July 2000.
                                      March 2002

ADVISOR
   Chartwell Investment Partners
   1235 Westlakes Drive
   Suite 400
   Berwyn, PA  19312
   (610) 296-1400

DISTRIBUTOR
   SEI Investments Distribution Company
   One Freedom Valley Drive
   Oaks, PA  19456

CUSTODIAN
   Wachovia Bank, N.A.
   123 Broad Street
   Philadelphia, PA  19109

TRANSFER AGENT
   Forum Shareholder Services, LLC
   Two Portland Square
   Portland, ME  04101